Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Loss for the year	$ (1,664,684)	$ (4,878,738)
Non-working capital adjustments:
Depreciation	33,100	55,921
Finance expense	4,977	5,697
Change in benefits to employees	2,792	10,414
Gain from conversion of debt to note		(155,548)
Listing expense		4,394,390
Share-based compensation	153,909	550,517
Shares issued for services	125,627
Foreign exchange (gain) loss	(106,463)	(71,876)
Working capital adjustments:
Change in amounts receivable	(30,976)	45,489
Change in trade payables and accrued liabilities	10,857	(185,218)
Change in prepaid expenses	(785,323)	(37,891)
Change in deferred revenue	189,022	(77,819)
Net cash used in operating activities	(2,067,162)	(344,662)
Investing activities:
Purchase of property and equipment	(938,635)	(392,652)
Investment in intangible assets	(1,071,254)	(450,429)
Disposal of property and equipment	1,500
Net cash used in investing activities	(2,008,389)	(843,081)
Financing activities:
Proceeds from exercise of stock options	237,800	49,200
Proceeds from private placement held in escrow		2,500,000
Proceeds from private placements	657,552	2,952,244
Proceeds from shares to be issued		81,967
Cash acquired from acquisition of BYND		494,144
Repayment of long term loan	(46,561)	(11,437)
Repayment of lease obligation		(17,796)
Net cash provided by financing activities	848,791	6,048,322
Net Increase (decrease) in cash	(3,226,760)	4,860,579
Effect of foreign exchange rate changes on cash	109,647	86,390
Cash at beginning of year	3,025,350	563,015
Cash at end of year	2,392,871	3,025,350
Funds held in escrow at the end of year		2,484,634
Supplemental non-cash information
Shares issued for intangible asset in Zigi Carmel acquisition	42,768,000
Shares issued for intangible asset in B.Y.B.Y acquisition		$ 850,000